Debt (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 04, 2024	Dec. 21, 2023	May 08, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Interest expense							$ 220,000	$ 12,000
Repayment of line of credit, principal					$ 357,000	$ 11,849,000
Loan Agreement [Member]
Line of Credit Facility [Line Items]
Repayment of line of credit, principal							$ 194,000
Loan Agreement [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Repayment of line of credit, principal	$ 194,000
Payment for termination fee	150,000
Business Loan and Security Agreement [Member] | Secured Promissory Note [Member]
Line of Credit Facility [Line Items]
Loan interest rate							44.00%
Loan balance							$ 3,700,000
Business Loan and Security Agreement [Member] | Secured Promissory Note [Member] | Lender One [Member]
Line of Credit Facility [Line Items]
Interest expense				$ 300,000	1,700,000
Principal amount		$ 2,000,000
Loan periodic payment		$ 102,857
Loan maturity date		Jul. 05, 2024
Stock issuance costs		$ 300,000
Discount amortization				300,000	1,700,000
Business Loan and Security Agreement [Member] | Secured Promissory Note [Member] | Lender Two [Member]
Line of Credit Facility [Line Items]
Interest expense				300,000	1,700,000
Principal amount		2,000,000
Loan periodic payment		$ 102,857
Loan maturity date		Jul. 05, 2024
Stock issuance costs		$ 300,000
Discount amortization				$ 300,000	1,700,000
Business Loan and Security Agreement [Member] | Agile Lending LLC [Member] | Secured Promissory Note [Member]
Line of Credit Facility [Line Items]
Principal amount		2,000,000
Loan periodic payment		$ 102,857
Loan maturity date		Jul. 05, 2024
Loans default interest rate		5.00%
Business Loan and Security Agreement [Member] | Cedar Advance LLC [Member] | Secured Promissory Note [Member]
Line of Credit Facility [Line Items]
Loan periodic payment		$ 102,857
Loan maturity date		Jul. 05, 2024
Loans default interest rate		5.00%
Loan And Security Agreement [Member] | MidCap Business Credit LLC [Member]
Line of Credit Facility [Line Items]
Repayment of line of credit, principal	400,000
Payment for termination fee	200,000
Line of credit, interest	$ 200,000
Loss related to prepayment fees and deferred financing costs					$ 300,000
Revolving Credit Facility [Member] | Loan Agreement [Member] | MidCap Business Credit LLC [Member]
Line of Credit Facility [Line Items]
Line of credit maximum borrowing capacity			$ 6,500,000
Line of credit maturity date			May 08, 2026
Debt Instrument, Interest Rate Terms			Advances under the Loan Agreement bear interest at the 30-Day Adjusted Term Secured Overnight Financing Rate (“SOFR”), set monthly on the first day of the month based on 30-Day Term SOFR plus a spread adjustment of 15 basis points and subject to a floor of 2.25%, plus 4.00% calculated and charged monthly in arrears. In the event of a called event of default, a default interest rate of 3.00% percent shall be added to the aforementioned rate.
Line of Credit Facility, Current Borrowing Capacity			$ 650,000
Line of Credit Facility, Capacity Available for Trade Purchases			$ 1,000,000.0
Line of Credit Facility, Borrowing Capacity, Description			The borrowing base is up to 85% of accounts receivable, plus the least of (a) $1.0 million for inventory and (b) 85% of accounts receivable, less borrowing base reserve, if any, as defined in the Loan Agreement. The Loan Agreement also includes an Unused Line Fee Rate of 0.375% of the credit limit less all outstanding advances, which shall be paid on a monthly basis.
Line of credit interest rate							5.50%
Interest expense							$ 100,000
Line of credit costs							200,000
Line of credit balance							$ 200,000